United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated California Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		California—99.8%
$2,985,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.060%, 8/1/2014	$2,985,000
2,715,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.070%, 8/7/2014	2,715,000
2,480,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.070%, 8/7/2014	2,480,000
10,415,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 8/7/2014	10,415,000
22,195,000		California Education Notes Program, (Series A), 1.50% TRANs, 6/30/2015	22,473,830
7,325,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.070%, 8/7/2014	7,325,000
3,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.060%, 8/7/2014	3,000,000
7,505,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Bank of the West, San Francisco, CA LOC), 0.090%, 8/7/2014	7,505,000
8,275,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/7/2014	8,275,000
12,200,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.060%, 8/7/2014	12,200,000
2,660,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.090%, 8/7/2014	2,660,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.090%, 8/7/2014	4,000,000
11,370,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.170%, 8/1/2014	11,370,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.090%, 8/7/2014	3,010,000
2,940,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.090%, 8/7/2014	2,940,000
16,295,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.070%, 8/7/2014	16,295,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(Union Bank, N.A. LOC), 0.090%, 8/7/2014	2,000,000
8,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.060%, 8/6/2014	8,100,000
2,390,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries )/(Union Bank, N.A. LOC), 0.060%, 8/6/2014	2,390,000
3,050,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.060%, 8/6/2014	3,050,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(Union Bank, N.A. LOC), 0.060%, 8/6/2014	5,850,000
1,400,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.070%, 8/6/2014	1,400,000
10,200,000		California School Cash Reserve Program Authority, 2013-2014 Bonds (Series J), 2.00% TRANs, 10/1/2014	10,232,163
14,800,000		California School Cash Reserve Program Authority, 2013-2014 Bonds (Series K), 2.00% TRANs, 10/1/2014	14,846,667
4,700,000		California School Cash Reserve Program Authority, 2013-2014 Bonds (Series L), 2.00% TRANs, 10/1/2014	4,714,663
14,000,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series A), 2.00% TRANs, 6/1/2015	14,219,829
2,095,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series B), 2.00% TRANs (Ojai, CA USD), 6/1/2015	2,127,724
2,550,000		California School Cash Reserve Program Authority, 2014-2015 Bonds (Series F), 2.00% TRANs, 6/30/2015	2,593,443
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.070%, 8/7/2014	11,910,000
10,293,000	[3,4]	California State Public Works Board, Austin Trust (Series 2008-1065) Weekly VRDNs (California State Public Works Board (University of California))/(Bank of America N.A. LIQ), 0.080%, 8/7/2014	10,293,000
6,000,000		California State Public Works Board, SPEARs (DBE-1297) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/7/2014	6,000,000
5,687,000		California State University Institute, (Series A), 0.07% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 9/3/2014	5,687,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,000,000		California State, 5.00% Bonds, 8/1/2014	$5,000,000
1,215,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.070%, 8/7/2014	1,215,000
12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.080%, 8/7/2014	12,000,000
2,640,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.070%, 8/7/2014	2,640,000
18,025,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/7/2014	18,025,000
12,990,000	[3,4]	Chabot-Las Positas, CA CCD, SPEARs (DBE-1249) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/7/2014	12,990,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46)Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.090%, 8/7/2014	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-61) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 8/7/2014	11,440,000
3,270,000		Contra Costa, CA CCD, 1.00% Bonds, 8/1/2014	3,270,000
10,020,000	[3,4]	East Side Union High School District, CA, Stage Trust (Series 2011-120C), 0.06% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	10,020,000
465,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 1), 2014 General Obligation Refunding Bonds, 3.00% Bonds, 10/1/2014	467,168
1,545,000		Folsom Cordova, CA USD (School Facilities Improvement District No. 4), 2014 General Obligation Refunding Bonds, 4.00% Bonds, 10/1/2014	1,554,793
1,200,000		Galt, CA Joint Union Elementary School District, 1.50% TRANs, 9/30/2014	1,202,630
3,390,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(Union Bank, N.A. LOC), 0.090%, 8/7/2014	3,390,000
1,500,000		Loomis, CA Union School District, 2.00% TRANs, 9/18/2014	1,503,343
5,000,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series B-2), 2.00% TRANs, 1/30/2015	5,044,764
8,400,000		Los Angeles County, CA Schools Financing Program, 2013-14 Pooled TRAN Participation Certificates (Series B-3), 2.00% TRANs, 12/31/2014	8,465,030
12,000,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C), 0.14% TOBs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/14/2014	12,000,000
17,330,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Floater Certificates (Series 2004-1243) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/7/2014	17,330,000
26,340,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.080%, 8/7/2014	26,340,000
17,800,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.140%, 8/7/2014	17,800,000
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA, New York), 0.120%, 8/7/2014	16,000,000
6,605,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.090%, 8/7/2014	6,605,000
5,605,000		Panama-Buena Vista, CA Union School District, 1.50% TRANs, 9/1/2014	5,611,390
4,000,000	[3,4]	Peralta, CA CCD, Stage Trust (Series 2009-63C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/7/2014	4,000,000
2,000,000		Roseville, CA City School District, 2.00% TRANs, 9/18/2014	2,004,457
4,000,000		Roseville, CA Joint Union High School District, 2.00% TRANs, 9/18/2014	4,008,914
10,000,000		Sacramento, CA Municipal Utility District, 3.125% Bonds (Assured Guaranty Municipal Corp. INS), 8/15/2014	10,011,410
1,650,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 8/7/2014	1,650,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.12% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/18/2014	9,945,000
15,240,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/7/2014	15,240,000
15,610,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.060%, 8/7/2014	15,610,000
15,500,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.060%, 8/7/2014	15,500,000
6,800,000		Sierra, CA Joint CCD, 1.00% TRANs, 6/30/2015	6,853,873
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	California—continued
$8,200,000	Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.090%, 8/6/2014	$8,200,000
3,150,000	Val Verde, CA USD, (Series 2014A), 1.50% TRANs, 9/1/2014	3,153,613
2,185,000	West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.090%, 8/7/2014	2,185,000
5,000,000	Western Placer, CA USD, 2.00% TRANs, 9/18/2014	5,011,143
	TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	551,485,847
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	999,670
	TOTAL NET ASSETS—100%	$552,485,517
At July 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $239,968,000, which represented 43.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $239,968,000, which represented 43.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Connecticut Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Connecticut—99.8%
$3,000,000		Ansonia, CT, (LOT A), 0.75% BANs, 11/25/2014	$3,004,472
450,000		Beacon Falls, CT, 1.00% BANs, 3/17/2015	452,103
2,160,000		Brooklyn, CT, 1.00% BANs, 8/12/2014	2,160,408
9,900,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.080%, 8/6/2014	9,900,000
500,000		Connecticut Development Authority, (Series 1999), 0.25% CP (New England Power Co.), Mandatory Tender 8/1/2014	500,000
2,000,000	[3,4]	Connecticut Health and Educational Facilities Authority, Austin Floater Certificates (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.110%, 8/7/2014	2,000,000
7,000,000	[3,4]	Connecticut Health and Educational Facilities Authority, SPEARs (DBE-1291) Weekly VRDNs (Hartford HealthCare Obligated Group)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/7/2014	7,000,000
2,580,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.060%, 8/7/2014	2,580,000
5,305,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.050%, 8/6/2014	5,305,000
11,600,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.060%, 8/7/2014	11,600,000
2,555,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.130%, 8/7/2014	2,555,000
3,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.070%, 8/7/2014	3,000,000
2,780,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Bank, N.A. LOC), 0.090%, 8/6/2014	2,780,000
3,295,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.060%, 8/6/2014	3,295,000
3,900,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.130%, 8/7/2014	3,900,000
9,885,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/7/2014	9,885,000
5,900,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.070%, 8/6/2014	5,900,000
1,450,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.040%, 8/7/2014	1,450,000
1,125,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.060%, 8/7/2014	1,125,000
5,000,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 8/7/2014	5,000,000
1,850,000		East Windsor, CT, (Issue of 2014), 2.00% BANs, 6/25/2015	1,879,356
5,000,000		Griswold, CT, 1.00% BANs, 8/7/2014	5,000,459
900,000		Lisbon, CT, 1.00% BANs, 8/14/2014	900,191
1,702,000		Orange, CT, 1.00% BANs, 7/20/2015	1,714,643
1,500,000		Plymouth, CT, 1.00% BANs, 8/29/2014	1,500,802
2,000,000		Preston, CT, 1.00% BANs, 6/16/2015	2,013,777
3,750,000		Putnam, CT, 1.00% BANs, 11/25/2014	3,754,734
2,550,000		Regional School District No. 1, CT, 1.00% BANs, 11/14/2014	2,554,247
2,865,000		Regional School District No. 9, CT, 1.00% BANs, 4/9/2015	2,880,704
1,750,000		Somers, CT, 1.00% BANs, 11/5/2014	1,753,414
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	107,344,310
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	221,642
		TOTAL NET ASSETS—100%	$107,565,952
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.9% of the portfolio as calculated based upon total market value.
1

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.2%	2.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $25,600,000, which represented 23.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $25,600,000, which represented 23.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
3
Federated Florida Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Alabama—2.7%
$4,400,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	$4,400,098
		Florida—85.4%
11,500,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.090%, 8/6/2014	11,500,000
10,910,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 8/7/2014	10,910,000
1,610,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 8/7/2014	1,610,000
6,230,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.090%, 8/7/2014	6,230,000
1,950,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.110%, 8/7/2014	1,950,000
12,760,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.090%, 8/6/2014	12,760,000
3,601,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.180%, 8/7/2014	3,601,000
4,550,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 8/7/2014	4,550,000
5,000,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/6/2014	5,000,000
1,680,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.080%, 8/6/2014	1,680,000
8,300,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.19% CP (Florida Power & Light Co.), Mandatory Tender 9/22/2014	8,300,000
1,600,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.080%, 8/1/2014	1,600,000
1,175,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.200%, 8/6/2014	1,175,000
7,071,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.190%, 8/7/2014	7,071,000
12,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/6/2014	12,500,000
3,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Bank, N.A. LOC), 0.060%, 8/7/2014	3,000,000
750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.200%, 8/6/2014	750,000
9,250,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.070%, 8/7/2014	9,250,000
5,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.110%, 8/7/2014	5,500,000
7,045,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0019) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.070%, 8/7/2014	7,045,000
4,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 8/7/2014	4,000,000
1,735,000		Polk County, FL IDA, (Series 2011) Weekly VRDNs (Tremron Lakeland, LLC)/(Branch Banking & Trust Co. LOC), 0.090%, 8/7/2014	1,735,000
200,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.070%, 8/1/2014	200,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.140%, 8/7/2014	4,730,000
7,225,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	7,225,000
4,275,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 8/7/2014	4,275,000
		TOTAL	138,147,000
		Multi-State—2.2%
3,500,000	[3,4]	Blackrock MuniYield Quality Fund, Inc., Weekly VRDPs (Series W-7), (Barclays Bank PLC LIQ), 0.15%, 8/7/2014	3,500,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—8.2%
$1,000,000	Belmar, NJ, 1.00% BANs, 2/13/2015	$1,002,275
1,217,458	East Greenwich Township, NJ, (Series 2013B), 1.00% BANs, 11/12/2014	1,218,582
3,000,000	Evesham Township, NJ, 1.00% BANs, 10/17/2014	3,001,885
2,000,000	Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	2,001,721
1,000,000	Hamilton Township, NJ, 1.25% BANs, 9/4/2014	1,000,444
3,560,000	New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 8/7/2014	3,560,000
1,500,000	North Wildwood, NJ, 1.00% BANs, 3/11/2015	1,502,892
	TOTAL	13,287,799
	New York—1.4%
1,037,198	Ausable Valley, NY CSD, (Series 2013B), 1.00% BANs, 9/26/2014	1,037,671
1,309,629	Brocton, NY CSD, (Series 2014A), 1.00% BANs, 6/5/2015	1,315,117
	TOTAL	2,352,788
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	161,687,685
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	139,078
	TOTAL NET ASSETS—100%	$161,826,763
Securities that are subject to the federal alternative minimum tax (AMT) represent 43.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.6%	3.4%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $43,787,000, which represented 27.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $43,787,000, which represented 27.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated Tax-Free Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Alabama—11.4%
$1,455,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.080%, 8/7/2014	$1,455,000
2,400,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.070%, 8/6/2014	2,400,000
2,745,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.100%, 8/7/2014	2,745,000
		TOTAL	6,600,000
		Florida—6.3%
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 8/7/2014	2,065,000
1,600,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.070%, 8/1/2014	1,600,000
		TOTAL	3,665,000
		Illinois—16.6%
2,500,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.070%, 8/7/2014	2,500,000
1,945,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.080%, 8/7/2014	1,945,000
3,325,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.120%, 8/7/2014	3,325,000
1,890,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.080%, 8/7/2014	1,890,000
		TOTAL	9,660,000
		Indiana—3.5%
1,000,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	1,000,000
1,000,000		Wayne Township, IN Marion County School Building Corp., 4.00% Bonds, 1/15/2015	1,016,955
		TOTAL	2,016,955
		Iowa—2.6%
1,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.100%, 8/7/2014	1,500,000
		Maine—2.4%
1,400,000		Wells-Ogunquit Community School District, ME, 1.00% BANs, 10/30/2014	1,402,067
		Maryland—1.5%
850,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.100%, 8/7/2014	850,000
		Massachusetts—1.7%
1,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/24/2015	1,005,079
		Michigan—16.3%
2,710,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.100%, 8/7/2014	2,710,000
2,450,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	2,450,000
2,875,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.100%, 8/7/2014	2,875,000
160,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2014	160,000
1,250,000		Royal Oak, MI Hospital Finance Authority, (Series 2014D), 2.00% Bonds (William Beaumont Hospital, MI), 9/1/2014	1,251,903
		TOTAL	9,446,903
		Minnesota—2.1%
1,250,000		Aurora, MN ISD No. 2711, 1.00% TANs (GTD by Minnesota State), 8/21/2014	1,250,375
		Multi-State—0.8%
470,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.110%, 8/7/2014	470,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—1.7%
$1,000,000	Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	$1,000,861
	New York—4.3%
2,500,000	New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/7/2014	2,500,000
	Ohio—2.7%
1,545,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 8/7/2014	1,545,000
	Pennsylvania—6.8%
2,200,000	North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	2,200,000
1,730,000	Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.060%, 8/7/2014	1,730,000
	TOTAL	3,930,000
	Tennessee—10.9%
1,470,000	Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.050%, 8/6/2014	1,470,000
4,870,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	4,870,000
	TOTAL	6,340,000
	Texas—3.4%
2,000,000	Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.070%, 8/6/2014	2,000,000
	Washington—3.0%
1,725,000	Washington State Housing Finance Commission, (Series 2013), 0.43% TOBs (Family Tree and Lincoln Way LLC), Mandatory Tender 1/5/2015	1,725,000
	Wisconsin—1.7%
1,000,000	Sparta, WI, 1.50% BANs, 11/1/2014	1,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	57,907,240
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	154,261
	TOTAL NET ASSETS—100%	$58,061,501
At July 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $2,535,000, which represented 4.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $2,535,000, which represented 4.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
2

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDR	—Economic Development Revenue
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Georgia Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Georgia—99.9%
$11,335,000	[3,4]	Atlanta, GA Airport General Revenue, SPEARs (Series DBE-1298) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 8/7/2014	$11,335,000
1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.210%, 8/7/2014	1,000,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.090%, 8/7/2014	9,750,000
9,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.100%, 8/6/2014	9,000,000
3,680,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.070%, 8/7/2014	3,680,000
13,000,000		Bartow County, GA, (Series 2014), 0.75% TANs, 12/31/2014	13,019,400
4,500,000		Bryan County, GA School District, (Series 2013), 2.00% Bonds, 8/1/2014	4,500,000
7,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.070%, 8/1/2014	7,500,000
3,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.200%, 8/6/2014	3,800,000
4,780,000		Columbia County, GA Development Authority, (Series 2002) Weekly VRDNs (Westwood Club Apartments)/(FNMA LOC), 0.080%, 8/7/2014	4,780,000
1,755,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.110%, 8/7/2014	1,755,000
2,935,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 8/7/2014	2,935,000
740,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.110%, 8/7/2014	740,000
1,500,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.090%, 8/7/2014	1,500,000
9,000,000		DeKalb County, GA School District, (Series 2014), 0.75% TANs, 12/16/2014	9,018,735
8,000,000		Dougherty County, GA School System, (Series 2014), 0.75% TANs, 12/31/2014	8,013,832
2,775,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/7/2014	2,775,000
3,000,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.160%, 8/7/2014	3,000,000
9,825,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.090%, 8/6/2014	9,825,000
2,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.060%, 8/6/2014	2,350,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 8/7/2014	5,375,000
17,960,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.17% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/17/2014	17,960,000
3,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	3,000,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/7/2014	1,100,000
9,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.090%, 8/7/2014	9,265,000
115,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.060%, 8/7/2014	115,000
9,000,000		Metropolitan Atlanta Rapid Transit Authority, GA, (Series 2012D-2), 0.10% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/12/2014	9,000,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.230%, 8/6/2014	4,000,000
4,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.080%, 8/7/2014	4,240,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.110%, 8/6/2014	3,000,000
1,000,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.210%, 8/6/2014	1,000,000
6,830,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.200%, 8/7/2014	6,830,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$4,475,000	Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.090%, 8/7/2014	$4,475,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.160%, 8/7/2014	5,600,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	185,236,967
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	95,591
	TOTAL NET ASSETS—100%	$185,332,558
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.4%	2.6%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $29,295,000, which represented 15.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $29,295,000, which represented 15.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The most significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Massachusetts Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Massachusetts—99.8%
$4,300,000		Amesbury, MA, 0.55% BANs, 12/12/2014	$4,303,910
2,300,000		Athol, MA, 0.55% BANs, 11/25/2014	2,301,813
1,692,878		Ayer, MA, 1.00% BANs, 6/26/2015	1,703,514
8,155,000	[3,4]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.170%, 8/7/2014	8,155,000
5,000,000		Boston, MA Water & Sewer Commission, Tax-Exempt Commercial Paper Bond Anticipation Notes (Series A), 0.12% CP (Bank of America N.A. LOC), Mandatory Tender 8/25/2014	5,000,000
1,730,000		Bridgewater, MA, 3.00% Bonds, 1/15/2015	1,751,390
2,177,781		Bridgewater-Raynham, MA Regional School District, 0.60% BANs, 4/2/2015	2,180,679
1,781,499		Chicopee, MA, 1.00% BANs, 11/21/2014	1,785,312
5,425,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.12% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/17/2014	5,425,000
9,765,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 1999-SG-126) Weekly VRDNs (Societe Generale, Paris LIQ), 0.170%, 8/7/2014	9,765,000
16,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.070%, 8/7/2014	16,500,000
1,000,000		Gardner, MA, 1.00% BANs, 5/1/2015	1,004,463
2,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/24/2015	2,010,159
5,800,000		Hampden & Wilbraham, MA Regional School District, 0.45% BANs, 4/24/2015	5,807,165
2,400,000		Hull, MA, 0.60% BANs, 9/29/2014	2,401,148
1,850,000		Ipswich, MA, 1.00% BANs, 6/8/2015	1,861,000
6,615,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 8/6/2014	6,615,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.150%, 8/7/2014	4,050,000
10,310,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.060%, 8/7/2014	10,310,000
8,302,000		Massachusetts Development Finance Agency, (Issue 4), 0.20% CP (FHLB of Boston LOC), Mandatory Tender 8/14/2014	8,302,000
5,680,000		Massachusetts Development Finance Agency, (Series 2011A) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.230%, 8/7/2014	5,680,000
6,725,000		Massachusetts Development Finance Agency, (Series 2011B) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	6,725,000
6,385,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 8/7/2014	6,385,000
3,785,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.060%, 8/7/2014	3,785,000
4,100,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.050%, 8/7/2014	4,100,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.060%, 8/7/2014	5,000,000
5,345,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.060%, 8/7/2014	5,345,000
4,300,000		Massachusetts IFA, (Series 1990) Weekly VRDNs (Berkshire School)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/6/2014	4,300,000
650,000		Massachusetts IFA, (Series 1992B), 0.27% CP (New England Power Co.), Mandatory Tender 8/8/2014	650,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.050%, 8/7/2014	2,400,000
4,125,000	[3,4]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/7/2014	4,125,000
7,850,000	[3,4]	Massachusetts School Building Authority, SPEARs (Series DB-1052) Weekly VRDNs (Commonwealth of Massachusetts)/(Deutsche Bank AG LIQ), 0.080%, 8/7/2014	7,850,000
4,575,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 8/6/2014	4,575,000
1,830,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2014	1,830,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$745,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.260%, 8/6/2014	$745,000
6,555,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.060%, 8/7/2014	6,555,000
4,000,000		Massachusetts State Health & Educational Facility, (2005 Series J-1) Weekly VRDNs (Amherst College), 0.060%, 8/7/2014	4,000,000
6,400,000		Massachusetts State Health & Educational Facility, (Series 2008A) Weekly VRDNs (Harrington Memorial Hospital)/(TD Bank, N.A. LOC), 0.050%, 8/6/2014	6,400,000
3,970,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, Municipal Securities Trust Receipts (Series 1999-SGA-87) Daily VRDNs (Societe Generale, Paris LIQ), 0.120%, 8/1/2014	3,970,000
6,670,000	[3,4]	Massachusetts Water Resources Authority, SPEARs (Series DB-1042) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 8/7/2014	6,670,000
5,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	5,000,525
2,400,000		Newburyport, MA, 0.50% BANs, 10/24/2014	2,402,104
1,044,540		North Reading, MA, 1.00% BANs, 11/7/2014	1,046,213
7,215,000		Pembroke, MA, 0.50% BANs, 8/29/2014	7,216,374
1,335,614		Princeton, MA, 1.00% BANs, 11/14/2014	1,337,829
4,089,456		Springfield, MA, 1.00% BANs, 2/13/2015	4,105,333
2,530,000		Sturbridge, MA, 0.55% BANs, 3/27/2015	2,533,283
2,050,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.150%, 8/7/2014	2,050,000
2,000,000		West Boylston, MA, 0.75% BANs, 11/21/2014	2,003,335
1,200,000		Westfield, MA, 0.60% BANs, 4/2/2015	1,202,393
2,555,000		Wilbraham, MA, 1.00% BANs, 5/28/2015	2,569,688
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	223,789,630
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	512,950
		TOTAL NET ASSETS—100%	$224,302,580
At July 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $83,115,000, which represented 37.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $83,115,000, which represented 37.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
HEFA	—Health and Education Facilities Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Michigan Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—104.6%[1,2]
		Michigan—104.6%
$2,550,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.260%, 8/6/2014	$2,550,000
4,595,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.100%, 8/7/2014	4,595,000
3,500,000		Hartland, MI Consolidated School District, 0.80% BANs, 8/20/2015	3,510,430
4,500,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Citizens Bank, N.A., Providence LOC), 0.250%, 8/7/2014	4,500,000
2,305,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.050%, 8/6/2014	2,305,000
1,245,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/7/2014	1,245,000
4,500,000		Michigan Finance Authority, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.160%, 8/6/2014	4,500,000
1,235,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	1,235,000
15,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 8/7/2014	15,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.370%, 8/6/2014	3,100,000
5,000,000	[3,4]	Michigan State Building Authority, Eagles (2014-0028) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/7/2014	5,000,000
3,000,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/7/2014	3,000,000
830,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.200%, 8/7/2014	830,000
5,185,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.090%, 8/7/2014	5,185,000
3,720,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.060%, 8/6/2014	3,720,000
2,700,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.160%, 8/7/2014	2,700,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 8/7/2014	2,800,000
4,925,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.100%, 8/7/2014	4,925,000
1,055,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.180%, 8/7/2014	1,055,000
665,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.300%, 8/7/2014	665,000
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% Bonds, 9/1/2014	1,004,027
1,835,000		Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.170%, 8/7/2014	1,835,000
4,200,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 8/1/2014	4,200,000
2,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/6/2014	2,000,000
6,075,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 8/1/2014	6,075,000
935,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	935,000
3,240,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.060%, 8/7/2014	3,240,000
4,055,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 8/1/2014	4,055,000
6,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 8/7/2014	6,000,000
4,510,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2014	4,510,000
3,100,000		Northville, MI Public School District, (2014 refunding bonds), 0.75% Bonds (Michigan School Bond Qualification and Loan Program INS), 5/1/2015	3,113,268
2,750,000		Royal Oak, MI Hospital Finance Authority, (Series 2014D), 2.00% Bonds (William Beaumont Hospital, MI), 9/1/2014	2,754,186
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$1,115,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/6/2014	$1,115,000
9,540,000		Waterford, MI School District, 2013 State Aid Notes, 1.00% RANs, 9/24/2014	9,543,496
11,615,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 8/7/2014	11,615,000
5,000,000	[3,4]	Wayne, MI State University Revenues, Clippers (Series 2013-8AX) Weekly VRDNs (Wayne State University, MI)/(State Street Bank and Trust Co. LIQ), 0.070%, 8/7/2014	5,000,000
		TOTAL MUNICIPAL INVESTMENTS—104.6% (AT AMORTIZED COST)[5]	139,415,407
		OTHER ASSETS AND LIABILITIES - NET—(4.6)%[6]	(6,111,175)
		TOTAL NET ASSETS—100%	$133,304,232
Securities that are subject to the federal alternative minimum tax (AMT) represent 38.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $36,615,000, which represented 27.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $36,615,000, which represented 27.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
EDC	—Economic Development Commission
EDR	—Economic Development Revenue
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
3
Federated Minnesota Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Minnesota—99.7%
$6,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.310%, 8/6/2014	$6,725,000
3,930,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.120%, 8/1/2014	3,930,000
4,855,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.070%, 8/7/2014	4,855,000
2,805,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Bank of Montreal LOC), 0.260%, 8/5/2014	2,805,000
4,550,000		Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 8/7/2014	4,550,000
2,790,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(FHLB of Des Moines LOC), 0.120%, 8/1/2014	2,790,000
805,000		Duluth, MN, (Series B), 3.00% Bonds, 2/1/2015	816,203
10,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.080%, 8/7/2014	10,000,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.170%, 8/7/2014	1,000,000
425,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 8/7/2014	425,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.110%, 8/7/2014	3,320,000
6,300,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.090%, 8/7/2014	6,300,000
2,565,000		Jordan, MN ISD No 717, (Series 2014A), 1.00% TANs (GTD by Minnesota State), 2/1/2015	2,575,869
2,150,000		Kimball, MN ISD No. 739, 1.00% TANs (GTD by Minnesota State), 8/30/2014	2,151,022
480,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/7/2014	480,000
150,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/7/2014	150,000
1,095,000		Marshall, MN, (Series B), 5.00% Bonds, 2/1/2015	1,121,307
5,840,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.180%, 8/7/2014	5,840,000
1,000,000		Metropolitan Council, MN, (Series G), 2.00% GANs, 3/1/2015	1,010,735
1,260,000		Minneapolis Special School District No. 001, MN, (Series A), 2.00% Bonds (GTD by Minnesota State), 2/1/2015	1,271,896
100,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	100,000
1,000,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.060%, 8/7/2014	1,000,000
2,100,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2014	2,100,000
10,020,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SPEARs (Series DBE-489) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 8/7/2014	10,020,000
8,850,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.080%, 8/7/2014	8,850,000
1,615,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.080%, 8/7/2014	1,615,000
4,400,000		Minnesota State HFA, (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 8/7/2014	4,400,000
1,500,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), 0.16% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 10/15/2014	1,500,000
8,300,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	8,300,000
2,800,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.070%, 8/7/2014	2,800,000
5,000,000		Minnesota State Office of Higher Education, (2012 Series B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.070%, 8/7/2014	5,000,000
2,120,000		Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.260%, 8/7/2014	2,120,000
6,000,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 0.12% CP (Mayo Clinic)/(U.S. Bank, N.A. LIQ), Mandatory Tender 11/13/2014	6,000,000
3,300,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.080%, 8/7/2014	3,300,000
2,025,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/7/2014	2,025,000
1,000,000		St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,000,038
520,000		St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.310%, 8/5/2014	520,000
3,915,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/1/2014	3,915,000
1,350,000		St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.210%, 8/1/2014	1,350,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$2,500,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.340%, 8/7/2014	$2,500,000
2,875,000	St. Paul, MN, (Series 2014A), 5.00% Bonds, 9/1/2014	2,886,831
1,290,000	St. Paul, MN, Library Bonds (Series 2014C), 3.00% Bonds, 3/1/2015	1,311,340
	TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	134,730,241
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	371,713
	TOTAL NET ASSETS—100%	$135,101,954
Securities that are subject to the federal alternative minimum tax (AMT) represent 51.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $11,520,000, which represented 8.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $11,520,000, which represented 8.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
2

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:

CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated North Carolina Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—96.3%[1,2]
		North Carolina—96.3%
$830,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/7/2014	$830,000
1,900,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/7/2014	1,900,000
2,600,000		Charlotte, NC, 0.12% CP (Bank of America N.A. LIQ), Mandatory Tender 2/9/2015	2,600,000
1,567,000		Charlotte, NC, 0.15% CP (Bank of America N.A. LIQ), Mandatory Tender 2/9/2015	1,567,000
6,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series 11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.070%, 8/7/2014	6,495,000
8,400,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Curtiss-Wright Flight Systems, Inc.)/(Bank of America N.A. LOC), 0.150%, 8/7/2014	8,400,000
2,947,000		Goldston, NC, 0.75% BANs, 2/18/2015	2,948,600
475,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/7/2014	475,000
1,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.350%, 8/6/2014	1,000,000
2,445,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	2,445,000
9,145,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.160%, 8/7/2014	9,145,000
5,940,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.050%, 8/6/2014	5,940,000
9,570,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.060%, 8/6/2014	9,570,000
8,245,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/7/2014	8,245,000
1,585,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	1,585,000
1,520,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	1,520,000
2,475,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	2,475,000
5,800,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.050%, 8/6/2014	5,800,000
9,100,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.050%, 8/6/2014	9,100,000
3,635,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/1/2014	3,635,000
1,845,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(PNC Bank, N.A. LOC), 0.060%, 8/7/2014	1,845,000
5,395,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	5,395,000
4,000,000		North Carolina HFA, (Series 16-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.080%, 8/6/2014	4,000,000
14,175,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.080%, 8/6/2014	14,175,000
3,000,000		North Carolina HFA, (Series 18-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.080%, 8/6/2014	3,000,000
2,175,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/7/2014	2,175,000
6,000,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.180%, 8/7/2014	6,000,000
15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.080%, 8/7/2014	15,000,000
4,700,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.090%, 8/7/2014	4,700,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	5,000,000
2,000,000		North Carolina Municipal Power Agency No. 1, 5.00% Bonds, 1/1/2015	2,040,254
4,500,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.12% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/18/2014	4,500,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$6,170,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.080%, 8/7/2014	$6,170,000
2,800,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.080%, 8/7/2014	2,800,000
4,225,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.050%, 8/6/2014	4,225,000
5,370,000		Raleigh, NC, MVRENs (Series 2009), 0.160%, 8/7/2014	5,370,000
430,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 8/7/2014	430,000
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.110%, 8/7/2014	10,000,000
6,133,000		Vance County, NC Water District, 0.75% BANs, 4/8/2015	6,143,394
10,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.080%, 8/7/2014	10,530,000
6,000,000		Wake County, NC, (Series 2007B) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.050%, 8/7/2014	6,000,000
1,500,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.090%, 8/7/2014	1,500,000
		TOTAL MUNICIPAL INVESTMENTS—96.3% (AT AMORTIZED COST)[5]	206,674,248
		OTHER ASSETS AND LIABILITIES - NET—3.7%[6]	8,009,543
		TOTAL NET ASSETS—100%	$214,683,791
Securities that are subject to the federal alternative minimum tax (AMT) represent 28.3% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $22,975,000, which represented 10.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $22,975,000, which represented 10.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
2

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated New Jersey Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.4%[1,2]
		New Jersey—100.0%
$2,000,000		Belmar, NJ, 0.75% BANs, 9/12/2014	$2,000,817
3,000,000		Belmar, NJ, 1.00% BANs, 2/13/2015	3,006,825
2,000,000		Bloomfield Township, NJ, 1.00% BANs, 1/16/2015	2,004,301
40,720,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 8/7/2014	40,720,000
3,754,759		Evesham Township, NJ, (Series 2014A), 1.00% BANs, 5/21/2015	3,767,634
2,000,000		Freehold Borough, NJ, (Series 2013A), 1.00% BANs, 12/17/2014	2,001,721
2,150,000		Hamilton Township, NJ, 1.25% BANs, 9/4/2014	2,150,954
4,000,000		Harmony Township, NJ, 1.00% BANs, 4/28/2015	4,007,329
2,170,308		Hazlet Township, NJ, 1.00% BANs, 6/22/2015	2,179,509
2,719,800		Hillside Township, NJ, 1.25% BANs, 8/8/2014	2,719,980
1,379,765		Linwood, NJ, 1.25% BANs, 7/31/2015	1,386,333
2,310,000		Little Ferry Boro, NJ, 1.00% BANs, 11/14/2014	2,312,106
3,355,000		Long Branch, NJ, 1.00% BANs, 2/13/2015	3,359,108
3,000,000		Lopatcong, NJ, 1.00% BANs, 1/29/2015	3,006,615
2,000,000		Maple Shade Township, NJ, (Series 2013A), 1.25% BANs, 12/19/2014	2,002,654
2,484,993		Middle Township, NJ, 1.00% BANs, 11/13/2014	2,487,237
2,045,000		Millville, NJ, 1.25% BANs, 12/5/2014	2,047,584
2,500,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.500%, 8/7/2014	2,500,000
6,575,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 8/7/2014	6,575,000
4,395,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.140%, 8/1/2014	4,395,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.310%, 8/1/2014	1,500,000
1,590,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.810%, 8/7/2014	1,590,000
7,415,000		New Jersey Health Care Facilities Financing Authority, (Series 2006A-5) Weekly VRDNs (MHAC I, LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2014	7,415,000
6,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2013B) Weekly VRDNs (Robert Wood Johnson University Hospital at Rahway)/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/7/2014	6,000,000
1,895,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.320%, 8/7/2014	1,895,000
7,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 8/7/2014	7,000,000
10,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.100%, 8/7/2014	10,000,000
8,700,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.090%, 8/7/2014	8,700,000
5,085,000	[3,4]	New Jersey State Economic Development Authority, SPEARs (Series DBE-1143X) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/7/2014	5,085,000
9,210,000	[3,4]	New Jersey State Educational Facilities Authority, (Series DBE-1307) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 8/7/2014	9,210,000
1,750,000		New Jersey State Transportation Trust Fund Authority, (Series 2009C) Weekly VRDNs (New Jersey State)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/6/2014	1,750,000
10,765,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 8/7/2014	10,765,000
14,995,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 8/1/2014	14,995,000
2,000,000		North Wildwood, NJ, 1.00% BANs, 3/11/2015	2,003,856
10,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.160%, 8/7/2014	10,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$10,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (Royal Bank of Canada, Montreal LIQ), 0.140%, 8/7/2014	$10,000,000
2,823,121		Oakland Borough, NJ, 1.00% BANs, 12/10/2014	2,829,502
6,250,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.070%, 8/7/2014	6,250,000
2,700,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-3344) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.070%, 8/7/2014	2,700,000
2,309,300		Ramsey, NJ, 1.00% BANs, 1/16/2015	2,312,465
1,209,000		Ringwood Borough, NJ, 1.00% BANs, 8/1/2014	1,209,000
2,477,400		Stanhope, NJ, 1.25% BANs, 5/29/2015	2,486,512
2,000,000		Wantage Township, NJ, 1.50% BANs, 1/9/2015	2,004,102
2,204,125		Wenonah, NJ, 1.25% BANs, 7/15/2015	2,213,497
1,802,625		West Long Branch, NJ, (Series 2013), 1.50% BANs, 12/18/2014	1,805,475
2,728,452		Westfield, NJ, 1.25% BANs, 8/22/2014	2,729,466
3,538,400		Wildwood Crest, NJ, 1.00% BANs, 9/26/2014	3,539,636
1,200,000		Wood-Ridge Borough, NJ, 1.00% BANs, 11/14/2014	1,201,028
		TOTAL	233,820,246
		New York—0.4%
1,000,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-636) Weekly VRDNs (Deutsche Bank AG LIQ), 0.130%, 8/7/2014	1,000,000
		TOTAL MUNICIPAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	234,820,246
		OTHER ASSETS AND LIABILITIES - NET— (0.4)%[6]	(1,015,911)
		TOTAL NET ASSETS—100%	$233,804,335
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
94.7%	5.3%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $136,425,000, which represented 58.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $136,425,000, which represented 58.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
2

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
EDA	—Economic Development Authority
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated New York Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.9%[1,2]
		New York—97.6%
$5,100,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	$5,100,000
8,000,000		Amsterdam, NY City School District, 1.00% BANs, 6/26/2015	8,035,839
8,000,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	8,022,142
6,340,000		Bath, NY, 1.00% BANs, 5/22/2015	6,347,528
15,000,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.11% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 10/9/2014	15,000,000
16,882,137		Beacon, NY, (Series 2014A), 0.75% BANs, 5/29/2015	16,952,861
6,805,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	6,805,000
10,000,000		Campbell-Savona, NY CSD, 1.00% BANs, 4/14/2015	10,046,781
30,910,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.090%, 8/7/2014	30,910,000
15,000,000		Eastport South Manor, NY CSD, 1.00% BANs, 8/19/2014	15,006,250
8,600,000		Edwards-Knox, NY CSD, 1.00% BANs, 7/17/2015	8,643,459
6,100,000		Genesee Valley, NY CSD, (Series 2014A), 0.75% BANs, 6/25/2015	6,117,443
5,934,019		Hammondsport, NY CSD, 0.75% BANs, 6/19/2015	5,953,809
15,649,035		Ithaca, NY, (Series 2014A), 0.75% BANs, 2/19/2015	15,694,763
4,190,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.160%, 8/7/2014	4,190,000
1,900,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	1,900,000
3,800,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	3,800,000
8,320,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	8,320,000
13,170,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.060%, 8/6/2014	13,170,000
14,070,000		New York City Housing Development Corp., (Series 2009A) Weekly VRDNs (Q Student Redsidences, LLC)/(Citizens Bank, N.A., Providence LOC), 0.200%, 8/7/2014	14,070,000
25,000,000		New York City Liberty Development Corp., (Series A-1 remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	25,000,000
19,900,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	19,900,000
880,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.180%, 8/7/2014	880,000
4,525,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.110%, 8/7/2014	4,525,000
4,425,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.110%, 8/7/2014	4,425,000
11,900,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2014	11,900,000
30,000,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.050%, 8/7/2014	30,000,000
50,000,000		New York City, NY Municipal Water Finance Authority, (Series 2015BB-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.060%, 8/7/2014	50,000,000
7,335,000	[3,4]	New York City, NY Municipal Water Finance Authority, Barclays Floater Certificates (Series 2013-3WX) Weekly VRDNs (Barclays Bank PLC LIQ), 0.070%, 8/7/2014	7,335,000
9,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2014	9,000,000
11,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York Mellon LIQ), 0.050%, 8/6/2014	11,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$6,250,000	[3,4]	New York City, NY Transitional Finance Authority, ROCs (Series 14076) Weekly VRDNs (Citibank NA, New York LIQ), 0.070%, 8/7/2014	$6,250,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.080%, 8/6/2014	15,000,000
9,500,000		New York City, NY, (Fiscal 2004 Series A-3) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.060%, 8/6/2014	9,500,000
10,000,000		New York City, NY, (Fiscal 2006 Series H-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2014	10,000,000
15,500,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.060%, 8/1/2014	15,500,000
9,500,000		New York City, NY, (Fiscal 2006 Series I-8) Daily VRDNs (State Street Bank and Trust Co. LIQ), 0.070%, 8/1/2014	9,500,000
3,700,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.100%, 8/7/2014	3,700,000
13,000,000		New York City, NY, (Fiscal 2009 Subseries B-3) Weekly VRDNs (TD Bank, N.A. LOC), 0.060%, 8/6/2014	13,000,000
17,500,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/7/2014	17,500,000
22,285,000		New York State Dormitory Authority, (Series 2005A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/7/2014	22,285,000
45,555,000		New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.080%, 8/7/2014	45,555,000
28,000,000		New York State HFA, (2004 Series A) Weekly VRDNs (100 Maiden Lane)/(FNMA LOC), 0.060%, 8/6/2014	28,000,000
16,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.080%, 8/1/2014	16,000,000
19,600,000		New York State HFA, (Series 2012A-1) Weekly VRDNs (500 West 30th LLC)/(Wells Fargo Bank, N.A. LOC), 0.060%, 8/6/2014	19,600,000
34,800,000		New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/(Wells Fargo Bank, N.A. LOC), 0.050%, 8/6/2014	34,800,000
55,500,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 8/6/2014	55,500,000
6,500,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.170%, 8/7/2014	6,500,000
10,000,000		Ogdensburg, NY Enlarged City School District, (2013 Series C), 1.00% BANs, 8/7/2014	10,000,935
10,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	10,000,932
8,715,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.700%, 8/1/2014	8,715,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	1,300,000
3,395,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/7/2014	3,395,000
5,385,000		Romulus, NY CSD, 1.00% BANs, 6/30/2015	5,407,455
6,555,444		Salina, NY, 0.75% BANs, 6/19/2015	6,579,039
6,000,000		Sweet Home CSD, NY, 0.50% TANs, 11/13/2014	6,004,394
5,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001B) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.060%, 8/6/2014	5,000,000
25,000,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/6/2014	25,000,000
10,871,896		Wayne, NY CSD, 0.75% BANs, 6/24/2015	10,908,713
3,155,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2014	3,155,000
		TOTAL	801,707,343
		New Jersey—1.3%
10,750,000	[3,4]	Port Authority of New York and New Jersey, Floater Certificates (Series 2008-2920) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.070%, 8/7/2014	10,750,000
		TOTAL MUNICIPAL INVESTMENTS—98.9% (AT AMORTIZED COST)[5]	812,457,343
		OTHER ASSETS AND LIABILITIES - NET—1.1%[6]	8,679,601
		TOTAL NET ASSETS—100%	$821,136,944
At July 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
2

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.2%	2.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $76,745,000, which represented 9.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $76,745,000, which represented 9.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
3

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
4
Federated Ohio Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.3%[1,2]
		Ohio—98.3%
$3,250,000		Akron, OH, 1.15% BANs, 3/12/2015	$3,266,818
8,329,000		Avon Lake, OH, 1.00% BANs, 7/14/2015	8,389,026
3,000,000		Avon, OH, (Series 2014), 1.00% BANs, 2/5/2015	3,009,219
2,000,000		Berea, OH, 0.75% BANs, 3/25/2015	2,006,440
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	1,900,000
2,151,000		Cleveland Heights, OH, 1.00% BANs, 7/30/2015	2,165,910
180,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.210%, 8/7/2014	180,000
13,490,000	[3,4]	Columbus, OH City School District, SPEARs (Series DBE-289) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 8/7/2014	13,490,000
7,145,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	7,145,000
11,995,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/7/2014	11,995,000
5,355,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2014	5,355,000
1,870,000		Cuyahoga Falls, OH, 1.00% BANs, 12/4/2014	1,874,790
1,300,000		Elyria, OH, 0.65% BANs, 6/2/2015	1,302,157
2,200,000		Evendale, OH, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.310%, 8/6/2014	2,200,000
1,350,000		Fairfield Township, OH, 1.00% BANs, 6/4/2015	1,358,494
2,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008F) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.050%, 8/7/2014	2,000,000
1,165,000	[3,4]	Franklin County, OH Hospital Facility Authority, Barclays Floater Certificates (Series 2011-21B) Weekly VRDNs (Ohiohealth Corp,)/(Barclays Bank PLC LIQ), 0.080%, 8/7/2014	1,165,000
5,000,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group) MVRENs, (Series 2013OH), 1.300%, 8/7/2014	5,000,000
4,000,000		Geauga County, OH, 1.00% BANs, 8/13/2014	4,000,851
6,890,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 8/7/2014	6,890,000
1,148,000		Greene County, OH, 1.25% BANs, 6/11/2015	1,155,863
14,700,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/6/2014	14,700,000
2,480,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(PNC Bank, N.A. LOC), 0.070%, 8/1/2014	2,480,000
370,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.190%, 8/7/2014	370,000
3,500,000		Hamilton, OH, 1.00% BANs, 10/2/2014	3,502,361
5,420,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 8/7/2014	5,420,000
1,200,000		Huber Heights, OH, 1.50% BANs, 11/7/2014	1,204,000
1,300,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.110%, 8/7/2014	1,300,000
22,070,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.090%, 8/7/2014	22,070,000
900,000		Licking County, OH, 1.25% BANs, 6/2/2015	907,119
2,000,000		Lima, OH, 1.25% BANs, 3/17/2015	2,012,202
1,270,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	1,270,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 8/7/2014	8,305,000
505,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.150%, 8/7/2014	505,000
3,120,000		Lorain, OH Port Authority, (Series 2008) Weekly VRDNs (Horizon Activities Center)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	3,120,000
3,800,000		Lyndhurst, OH, (Series 2002) Weekly VRDNs (Hawken School)/(PNC Bank, N.A. LOC), 0.060%, 8/7/2014	3,800,000
2,500,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 8/7/2014	2,500,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$2,475,000		Mahoning County, OH, 1.50% BANs, 10/9/2014	$2,480,123
1,250,000		Marietta, OH, 1.25% BANs, 5/15/2015	1,255,854
2,975,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.080%, 8/7/2014	2,975,000
2,650,000		Marysville, OH, 1.00% BANs, 8/27/2014	2,650,939
1,850,000		Marysville, OH, 1.25% BANs, 5/28/2015	1,863,631
2,200,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 8/7/2014	2,200,000
1,070,000		Miami County, OH, 1.00% BANs, 11/25/2014	1,072,370
2,000,000		Miami Township, OH, 1.00% BANs, 2/11/2015	2,006,875
2,925,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.110%, 8/7/2014	2,925,000
4,040,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.090%, 8/7/2014	4,040,000
1,280,000		Newark, OH, 1.00% BANs, 7/23/2015	1,288,329
12,800,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, Weekly VRDPs (1,480M Series 1)/(Royal Bank of Canada LIQ), 0.150%, 8/7/2014	12,800,000
18,265,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.080%, 8/6/2014	18,265,000
3,000,000		Ohio State Air Quality Development Authority, (Series 2001) Weekly VRDNs (Timken Co.)/(PNC Bank, N.A. LOC), 0.050%, 8/6/2014	3,000,000
2,000,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/7/2014	2,000,000
11,250,000		Ohio State Higher Educational Facility Commission, (Series 2006A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.150%, 8/7/2014	11,250,000
11,470,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.130%, 8/7/2014	11,470,000
18,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.060%, 8/7/2014	18,000,000
3,000,000		Ohio Water Development Authority, (Series 2001) Weekly VRDNs (Timken Co.)/(Northern Trust Co., Chicago, IL LOC), 0.050%, 8/6/2014	3,000,000
2,620,000		Parma Heights, OH, (Series 2014-2), 1.00% BANs, 7/22/2015	2,635,204
1,540,000		Parma, OH, 1.00% BANs, 7/30/2015	1,549,169
1,150,000		Pataskala, OH, (Series B), 1.50% BANs, 11/19/2014	1,153,899
1,295,000		Pataskala, OH, 1.65% BANs, 11/19/2014	1,300,293
1,935,000		Perrysburg, OH, 1.00% BANs, 10/30/2014	1,937,378
970,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.100%, 8/7/2014	970,000
3,035,000		Sandusky, OH, 1.25% BANs, 10/9/2014	3,039,854
1,750,000		Sharonville, OH, 1.00% BANs, 7/9/2015	1,760,605
310,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.460%, 8/6/2014	310,000
1,130,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.210%, 8/6/2014	1,130,000
1,725,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.110%, 8/7/2014	1,725,000
100,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.150%, 8/7/2014	100,000
770,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.150%, 8/7/2014	770,000
3,350,000		Tipp City, OH, (Series A), 1.00% BANs, 2/17/2015	3,362,793
1,375,000		Tipp City, OH, 1.00% BANs, 11/26/2014	1,377,627
5,000,000		Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	5,000,000
7,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.190%, 8/7/2014	7,000,000
23,380,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/1/2014	23,380,000
		TOTAL MUNICIPAL INVESTMENTS—98.3% (AT AMORTIZED COST)[5]	322,360,193
		OTHER ASSETS AND LIABILITIES - NET—1.7%[6]	5,446,131
		TOTAL NET ASSETS—100%	$327,806,324
2

Securities that are subject to the federal alternative minimum tax (AMT) represent 23.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.3%	0.7%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $45,455,000, which represented 13.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $45,455,000, which represented 13.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Pennsylvania Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Pennsylvania—99.8%
$365,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 8/1/2014	$365,000
6,400,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.150%, 8/7/2014	6,400,000
8,250,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.13% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ) 10/9/2014	8,250,000
3,900,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2014	3,900,000
1,115,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.120%, 8/7/2014	1,115,000
1,700,000		Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.310%, 8/6/2014	1,700,000
4,300,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2014	4,300,000
11,815,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.050%, 8/7/2014	11,815,000
5,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.050%, 8/7/2014	5,000,000
1,460,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 8/1/2014	1,460,000
6,250,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.160%, 8/7/2014	6,250,000
285,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/7/2014	285,000
8,225,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.050%, 8/7/2014	8,225,000
14,535,000		Dallastown Area School District, PA, (Series of 2014) VRNs, 1.256%, 10/1/2014	14,629,704
4,840,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.050%, 8/7/2014	4,840,000
3,615,000		Delaware County, PA IDA, (Series 2013A) Weekly VRDNs (Covanta Energy Corp.)/(Bank of America N.A. LOC), 0.090%, 8/7/2014	3,615,000
12,460,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 8/7/2014	12,460,000
3,965,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.060%, 8/7/2014	3,965,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 8/7/2014	1,425,000
5,000,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.050%, 8/7/2014	5,000,000
450,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 8/7/2014	450,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.120%, 8/7/2014	5,000,000
6,515,000	[3,4]	Manheim Township, PA, RBC Muni Trust (Series 2011-E28) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.060%, 8/7/2014	6,515,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.190%, 8/7/2014	16,000,000
8,335,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.090%, 7/1/2038	8,335,000
745,000		North Allegheny, PA School District, (Series A), 2.00% Bonds, 5/1/2015	754,958
7,805,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	7,805,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, Weekly VRDPs (1125 Series 2)/(GTD by Citibank NA, New York), 0.160%, 8/7/2014	18,000,000
860,000		Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.060%, 8/7/2014	860,000
14,070,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.080%, 8/7/2014	14,070,000
8,790,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 8/1/2014	8,790,000
9,505,000	[3,4]	Pennsylvania EDFA, SPEARs (DBE-1259) Weekly VRDNs (Dauphin County, PA)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 8/7/2014	9,505,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,245,000		Pennsylvania HFA, (Series 2004-81C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.060%, 8/6/2014	$3,245,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.060%, 8/7/2014	2,870,000
3,005,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006-B13), 0.17% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 10/15/2014	3,005,000
9,025,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50), 0.27% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/24/2014	9,025,000
5,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 8/7/2014	5,030,000
8,055,000	[3,4]	Pennsylvania State Turnpike Commission, SPEARs (DBE-1308) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 8/7/2014	8,055,000
6,560,000	[3,4]	Pennsylvania State Turnpike Commission, SPEARs (Series DBE 1312) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 8/7/2014	6,560,000
2,075,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/1/2014	2,075,000
700,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/1/2014	700,000
9,600,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.050%, 8/7/2014	9,600,000
2,275,000		Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50% Bonds, 9/1/2014	2,284,604
3,375,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.060%, 8/7/2014	3,375,000
7,600,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/1/2014	7,600,000
6,000,000		Tioga County, PA IDA, (Series 2014C-1), 1.00% BANs (Mansfield Auxiliary Corporation Student Housing), 3/13/2015	6,026,598
10,995,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.070%, 8/7/2014	10,995,000
1,375,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.260%, 8/1/2014	1,375,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	282,905,864
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	432,471
		TOTAL NET ASSETS—100%	$283,338,335
Securities that are subject to the federal alternative minimum tax (AMT) represent 29.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.3%	3.7%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $73,915,000, which represented 26.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $73,915,000, which represented 26.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HAD	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
3
Federated Virginia Municipal Cash Trust
Portfolio of Investments
July 31, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Virginia—92.7%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.200%, 8/6/2014	$5,500,000
2,080,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.070%, 8/7/2014	2,080,000
2,305,000		Alexandria, VA, 5.00% Bonds, 6/15/2015	2,402,307
760,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.200%, 8/6/2014	760,000
23,150,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.080%, 8/6/2014	23,150,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.080%, 8/7/2014	6,150,000
7,000,000		Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(PNC Bank, N.A. LOC), 0.060%, 8/5/2014	7,000,000
1,725,000		Arlington County, VA, (Series 2004B), 5.00% Bonds, 11/1/2014	1,745,760
4,275,000	[3]	Arlington, VA IDA, (Series 2010), 5.00% Bonds (Virginia Hospital Center Arlington Health System), 7/1/2015	4,454,401
810,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.210%, 8/6/2014	810,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.150%, 8/7/2014	8,000,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 8/7/2014	4,400,000
2,105,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/6/2014	2,105,000
5,795,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 8/1/2014	5,795,000
13,260,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.140%, 8/7/2014	13,260,000
5,705,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 8/6/2014	5,705,000
3,000,000		Fairfax County, VA IDA, (Series A-2) Weekly VRDNs (Inova Health System), 0.080%, 8/7/2014	3,000,000
6,660,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11733) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.080%, 8/7/2014	6,660,000
6,985,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.060%, 8/7/2014	6,985,000
3,135,000	[3,4]	Fairfax County, VA Sewer Revenue Authority, Solar Eclipse (Series 2012-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 8/7/2014	3,135,000
2,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 8/14/2014	2,000,000
4,260,000		Hampton Roads, VA Sanitation District, 4.00% Bonds, 10/1/2014	4,287,383
9,300,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.070%, 8/6/2014	9,300,000
1,500,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.050%, 8/6/2014	1,500,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.080%, 8/7/2014	7,500,000
9,950,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2008) Weekly VRDNs (Woodman West Preservation, LP)/(FNMA LOC), 0.060%, 8/7/2014	9,950,000
1,455,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.210%, 8/7/2014	1,455,000
1,315,000		Henrico County, VA Water & Sewer System, 2.00% Bonds, 5/1/2015	1,332,782
12,240,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 8/7/2014	12,240,000
2,965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	2,965,000
8,000,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.050%, 8/7/2014	8,000,000
8,180,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.120%, 8/7/2014	8,180,000
2,000,000		Newport News, VA, (Series B), 5.25% Bonds, 7/1/2015	2,093,085
10,810,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010B) 7 Month Window, 0.180%, 8/7/2014	10,810,000
11,415,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.140%, 8/7/2014	11,415,000
2,435,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.070%, 8/1/2014	2,435,000
4,900,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.050%, 8/6/2014	4,900,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$20,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1) Weekly VRDPs (Toronto Dominion Bank LIQ), 0.160%, 8/7/2014	$20,000,000
3,500,000		Portsmouth, VA IDA, (Series 2001A) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/7/2014	3,500,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.090%, 8/7/2014	3,000,000
2,740,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.060%, 8/7/2014	2,740,000
2,355,000		Staunton, VA IDA Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC), 0.210%, 8/6/2014	2,355,000
10,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-14), 0.14% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Mandatory Tender 9/11/2014	10,000,000
1,680,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.090%, 8/7/2014	1,680,000
19,600,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% Bonds (United States Treasury PRF 6/1/2015@100), 6/1/2015	20,487,614
2,620,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wells Fargo Bank, N.A. LOC), 0.160%, 8/7/2014	2,620,000
6,405,000		Virginia Beach, VA Development Authority, (Series B), 4.00% Bonds, 8/1/2014	6,405,000
990,000		Virginia Beach, VA Water and Sewer System, (Series 2013), 3.00% Bonds, 10/1/2014	994,597
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/7/2014	4,745,000
8,550,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.050%, 8/6/2014	8,550,000
2,000,000		Virginia College Building Authority, (Series A), 5.00% Bonds, 2/1/2015	2,048,428
1,430,000		Virginia Port Authority, (Series A), 5.00% Bonds, 7/1/2015	1,492,226
1,100,000		Virginia Public School Authority, (Series 2013B), 5.00% Bonds, 8/1/2014	1,100,000
8,675,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.070%, 8/7/2014	8,675,000
2,275,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.070%, 8/1/2014	2,275,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.040%, 8/7/2014	5,000,000
6,650,000	[3,4]	Virginia Small Business Financing Authority, PUTTERs (Series 3791Z) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 8/7/2014	6,650,000
3,240,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B19), 0.17% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/24/2014	3,240,000
6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B20), 0.17% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/24/2014	6,285,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 8/6/2014	2,030,000
7,035,000	[3,4]	Virginia State Housing Development Authority, Stage Trust (Series 2008-47C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.160%, 8/7/2014	7,035,000
		TOTAL	346,368,583
		District of Columbia—7.1%
15,930,000	[3,4]	Metropolitan Washington, DC Airports Authority, Eagles (Series 2012-0001) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 8/7/2014	15,930,000
10,650,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.090%, 8/7/2014	10,650,000
		TOTAL	26,580,000
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	372,948,583
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	574,975
		TOTAL NET ASSETS—100%	$373,523,558
Securities that are subject to the federal alternative minimum tax (AMT) represent 43.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $107,799,401, which represented 28.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $103,345,000, which represented 27.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at July 31, 2014, is as follows:

Security	Acquisition Date	Cost	Market Value
Arlington, VA IDA, (Series 2010), 5.00% Bonds (Virginia Hospital Center Arlington Health System), 7/1/2015	6/26/2014	$4,471,051	$4,454,401
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional (i.e. not retail as defined in the amendments) prime, including institutional municipal money market funds, transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.

The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCR	—Pollution Control Revenue
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014